Average Annual Total Returns	12 Months Ended
Dec. 31, 2014
Vanguard Institutional Index Fund | Vanguard Institutional Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.65%
Five Years	15.43%
Ten Years	7.68%
Inception Date	Jul. 31, 1990
Vanguard Institutional Index Fund | Vanguard Institutional Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.68%
Five Years	15.45%
Ten Years	7.70%
Inception Date	Jul. 07, 1997
Vanguard Institutional Total Stock Market Index Fu | Vanguard Institutional Total Stock Market Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	12.60%
Five Years	15.75%
Ten Years	8.16%
Inception Date	Aug. 31, 2001
Vanguard Institutional Total Stock Market Index Fu | Vanguard Institutional Total Stock Market Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	12.64%
Five Years	15.77%
Ten Years	8.18%
Inception Date	May 31, 2001
Return After Taxes on Distributions | Vanguard Institutional Index Fund | Vanguard Institutional Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.13%
Five Years	14.99%
Ten Years	7.31%
Return After Taxes on Distributions | Vanguard Institutional Total Stock Market Index Fu | Vanguard Institutional Total Stock Market Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	12.07%
Five Years	15.31%
Ten Years	7.79%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Institutional Index Fund | Vanguard Institutional Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	8.13%
Five Years	12.44%
Ten Years	6.23%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Institutional Total Stock Market Index Fu | Vanguard Institutional Total Stock Market Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.48%
Five Years	12.69%
Ten Years	6.62%
Standard & Poor's 500 Index | Vanguard Institutional Index Fund | Vanguard Institutional Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.69%
Five Years	15.45%
Ten Years	7.67%
Standard & Poor's 500 Index | Vanguard Institutional Index Fund | Vanguard Institutional Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.69%
Five Years	15.45%
Ten Years	7.67%
MSCI US Broad Market Index | Vanguard Institutional Total Stock Market Index Fu | Vanguard Institutional Total Stock Market Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	12.66%
Five Years	15.75%
Ten Years	8.15%
MSCI US Broad Market Index | Vanguard Institutional Total Stock Market Index Fu | Vanguard Institutional Total Stock Market Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	12.66%
Five Years	15.75%
Ten Years	8.15%
Spliced Institutional Total Stock Market Index | Vanguard Institutional Total Stock Market Index Fu | Vanguard Institutional Total Stock Market Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	12.58%
Five Years	15.73%
Ten Years	8.12%
Spliced Institutional Total Stock Market Index | Vanguard Institutional Total Stock Market Index Fu | Vanguard Institutional Total Stock Market Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	12.58%
Five Years	15.73%
Ten Years	8.12%
CRSP US Total Market Index | Vanguard Institutional Total Stock Market Index Fu | Vanguard Institutional Total Stock Market Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	12.58%
Five Years	none
Ten Years	none
CRSP US Total Market Index | Vanguard Institutional Total Stock Market Index Fu | Vanguard Institutional Total Stock Market Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	12.58%
Five Years	none
Ten Years	none